CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts	$ 8,114	$ 6,529
Current liabilities	$ 484,876	$ 278,103
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	222,706	218,076
Ordinary shares, shares outstanding	222,706	218,076
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	120,927
Ordinary shares, shares outstanding	120,927
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	101,779
Ordinary shares, shares outstanding	101,779
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000
Consolidated VIEs without recourse to the primary beneficiaries
Current liabilities	$ 217,602	$ 137,256
Alibaba
Allowance for doubtful accounts	0	0
Other related parties
Allowance for doubtful accounts	0	1,483
Third parties
Allowance for doubtful accounts	$ 8,114	$ 5,046